TOTAL EXCEPTION SUMMARY

	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	333	0	0	0.00%
2	Data Integrity - Current UPB	333	0	0	0.00%
3	Data Integrity - Current Interest Rate	333	0	0	0.00%
4	Data Integrity - Marketable Title Date	32	0	0	0.00%
5	Data Integrity - Loan Status	333	4	4	1.20%
6	Data Integrity - Max Claim Amount	333	0	0	0.00%
7	Data Integrity - UPB at Called Due Date	227	2	2	0.88%
8	Data Integrity - Original Note Rate	333	0	0	0.00%
9	Data Integrity - Margin (on adjustable rate loans)	17	0	0	0.00%
10	Data Integrity - Index (on adjustable rate loans)	17	0	0	0.00%
11	Data Integrity - Debenture Rate	333	1	1	0.30%
12	Data Integrity - Foreclosure First Legal Date	137	1	1	0.73%
13	Data Integrity - Closing Date	333	3	3	0.90%
14	Data Integrity - Amortization Type	333	0	0	0.00%
15	Data Integrity - FHA Case Number	333	0	0	0.00%
16	Data Integrity - Original Principal Limit	333	5	5	1.50%
17	Data Integrity - Called Due Date	227	2	2	0.88%
18	FHA Insurance	1512	0	0	0.00%
19	Valuation Integrity	338	1	1	0.30%
20	Property Inspections	310	0	0	0.00%
21	Borrower's Age	310	20	20	6.45%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	333	50	50	15.02%
23	Property Preservation to Allowable Limit	233	7	7	3.00%
24	Tax and Insurance Disbursement Verification	314	6	6	1.91%
25	Corporate Advance Disbursement Verification	313	1	1	0.32%
26	Lien Search	83	12	9	10.84%
27	BPO Order	253	n/a	n/a	n/a